STATEMENTS OF OPERATIONS (Parenthetical) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Options Forfeiture [Abstract]
Common stock subject to possible redemption (in shares)	7,560,480	20,846,454
Income from common stock subject to possible redemption	$ 357,715	$ 3,185,186